Document and Entity Information	12 Months Ended
Jan. 28, 2023
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	ULTA BEAUTY, INC.
Entity Central Index Key	0001403568
Amendment Flag	false